Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	NET POWER INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On July 7, 2023, NET Power Inc. (the “Company,” “NET Power,” “we,” or “us”) filed a Registration Statement on Form S-1 (File No. 333-273183), which was declared effective by the U.S. Securities and Exchange Commission on September 25, 2023 (the “Existing Registration Statement”). The Existing Registration Statement registered (i) the resale of an aggregate of 204,903,904 shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), and (ii) the resale of 10,900,000 warrants to purchase Class A Common Stock at an exercise price of $11.50 per share (the “Private Placement Warrants”) by certain securityholders named in the Existing Registration Statement. On March 13, 2024, the Company filed Post-Effective Amendment No. 1 to the Existing Registration Statement (“POS AM No. 1”) as an exhibit-only filing solely to file a consent of Grant Thornton LLP with respect to its report dated March 11, 2024 relating to the financial statements of the Company contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with POS AM No. 1 as Exhibit 23.1 therein. On May 17, 2024, the Company filed Post-Effective Amendment No. 2 to the Existing Registration Statement (“POS AM No. 2”) to update the prospectus contained in the Existing Registration Statement.This Post-Effective Amendment No. 3 to the Existing Registration Statement (this “POS AM No. 3”) is being filed to (a) convert the Existing Registration Statement into a Registration Statement on Form S-3 and (b) update certain information regarding the Selling Securityholders (as defined herein).All filing fees payable in connection with the registration of the shares of Class A Common Stock and Private Placement Warrants covered by this POS AM No. 3 were paid by the Company at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.
Entity Central Index Key	0001845437
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE